Stock-Based Compensation - Schedule of Option Award Activity for Service-Based Stock Options Granted (Details) - BOLT THREADS, INC. [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Service-based Stock Options [Member]
Stock-Based Compensation - Schedule of Option Award Activity for Service-Based Stock Options Granted (Details) [Line Items]
Number of options outstanding, Outstanding ending balance (in Shares)	3,932,382	1,478,033	3,289,815
Weighted-Average Exercise Price, Outstanding ending balance	$ 5.04	$ 5.19	$ 5.24
Weighted-Average Remaining Contractual Life (Years), Outstanding ending balance	6 years 8 months 12 days	4 years 9 months 18 days	6 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding ending balance (in Dollars)	$ 11,671	$ 754	$ 2,561
Number of options outstanding, Vested and exercisable (in Shares)		1,351,263
Weighted-Average Exercise Price, Vested and exercisable		$ 5.03
Weighted-Average Remaining Contractual Life (Years), Vested and exercisable		4 years 7 months 6 days
Aggregate Intrinsic Value, Vested and exercisable (in Dollars)		$ 754
Number of options outstanding, Granted (in Shares)			5,000
Weighted-Average Exercise Price, Granted			$ 8.01
Aggregate Intrinsic Value, Granted
Number of options outstanding, Exercised (in Shares)			(151,900)
Weighted-Average Exercise Price, Exercised			$ 1.02
Aggregate Intrinsic Value, Exercised (in Dollars)
Number of options outstanding, Expired (in Shares)		(1,291,725)	(370,517)
Weighted-Average Exercise Price, Expired		$ 4.7	$ 4.49
Aggregate Intrinsic Value, Expired (in Dollars)
Number of options outstanding, Forfeited (in Shares)		(520,057)	(125,150)
Weighted-Average Exercise Price, Forfeited		$ 6.74	$ 6.32
Aggregate Intrinsic Value, Expired (in Dollars)
Performance Milestone-based Stock Options [Member]
Stock-Based Compensation - Schedule of Option Award Activity for Service-Based Stock Options Granted (Details) [Line Items]
Number of options outstanding, Outstanding ending balance (in Shares)	416,372	346,372	356,372
Weighted-Average Exercise Price, Outstanding ending balance	$ 6.15	$ 6.15	$ 6.15
Weighted-Average Remaining Contractual Life (Years), Outstanding ending balance	8 years 7 months 6 days	6 years 7 months 6 days	5 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding ending balance (in Dollars)	$ 631		$ 463
Number of options outstanding, Vested and exercisable (in Shares)		115,457
Weighted-Average Exercise Price, Vested and exercisable		$ 6.15
Weighted-Average Remaining Contractual Life (Years), Vested and exercisable		6 years 7 months 6 days
Aggregate Intrinsic Value, Vested and exercisable (in Dollars)
Number of options outstanding, Granted (in Shares)
Weighted-Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Number of options outstanding, Exercised (in Shares)
Weighted-Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars)
Number of options outstanding, Expired (in Shares)			(45,000)
Weighted-Average Exercise Price, Expired
Aggregate Intrinsic Value, Expired (in Dollars)
Number of options outstanding, Forfeited (in Shares)		(10,000)	(15,000)
Weighted-Average Exercise Price, Forfeited
Aggregate Intrinsic Value, Expired (in Dollars)